Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal
Current	$ 1,162	$ 1,287	$ 2,086
Deferred	166	(148)	(1,180)
Federal income tax	1,328	1,139	906
State
Current	379	395	201
Deferred	(59)	20	157
State income tax	320	415	358
Applicable income taxes	$ 1,648	$ 1,554	$ 1,264